FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-02736
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PETROLEUM & RESOURCES CORPORATION
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(Exact name of registrant as specified in charter)

7 Saint Paul Street, Suite 1140, Baltimore, Maryland 21202
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(Address of principal executive offices)

Lawrence L. Hooper, Jr.
Petroleum & Resources Corporation
7 Saint Paul Street, Suite 1140
Baltimore, Maryland 21202
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(Name and address of agent for service)

Registrant's telephone number, including area code: (410) 752-5900
Date of fiscal year end: December 31
Date of reporting period: March 31, 2013

Item 1. Schedule of Investments.

SCHEDULE OF INVESTMENTS

March 31, 2013

(unaudited)

	Shares	Value (A)
Common Stocks — 99.3%

Energy — 80.2%
Exploration & Production — 20.9%
Anadarko Petroleum Corp.	300,000	$26,235,000
Devon Energy Corp.	150,000	8,463,000
Energen Corp.	175,000	9,101,750
EOG Resources, Inc.	155,000	19,850,850
EQT Corp.	140,000	9,485,000
Marathon Oil Corp.	250,000	8,430,000
Midstates Petroleum Co., Inc. (C)	250,000	2,137,500
Newfield Exploration Co. (C)	80,000	1,793,600
Noble Energy, Inc. (E)	190,000	21,975,400
Oasis Petroleum, Inc. (C)	150,000	5,710,500
Occidental Petroleum Corp. (E)	410,000	32,131,700
Pioneer Natural Resources Co. (E)	100,000	12,425,000
QEP Resources, Inc. (with attached rights)	165,000	5,253,600
Southwestern Energy Co. (C)	55,000	2,049,300

		165,042,200

Integrated Oil & Gas — 34.3%
Chevron Corp.	830,000	98,620,600
ConocoPhillips	275,000	16,527,500
Exxon Mobil Corp. (E)(F)	1,433,430	129,166,377
Hess Corp. (E)	325,000	23,273,250
Royal Dutch Shell plc (Class A) ADR	50,903	3,316,839

		270,904,566

Pipelines — 3.3%
Kinder Morgan Inc.	250,000	9,670,000
Spectra Energy Corp.	29,312	901,344
Williams Companies, Inc.	400,000	14,984,000

		25,555,344

Refiners — 5.9%
HollyFrontier Corp.	110,000	5,659,500
Marathon Petroleum Corp.	190,000	17,024,000
Phillips 66	345,275	24,158,892

		46,842,392

Services — 15.8%
Baker Hughes, Inc.	60,000	2,784,600
FMC Technologies, Inc. (C)	100,000	5,439,000
Halliburton Co.	425,000	17,174,250
Nabors Industries Ltd.	319,000	5,174,180
National Oilwell Varco, Inc.	250,000	17,687,500
Oil States International, Inc. (C)	100,000	8,157,000
Schlumberger Ltd. (E)	625,000	46,806,250
Seadrill Ltd. (B)	200,003	7,442,112
Transocean Ltd. (C)(E)	170,000	8,833,200
Weatherford International Ltd. (C)	400,000	4,856,000

		124,354,092

	Shares	Value (A)

Basic Materials — 16.9%
Chemicals — 12.7%
CF Industries Holdings, Inc. (E)	84,069	16,004,216
Dow Chemical Co.	550,000	17,512,000
E.I. du Pont de Nemours and Co.	125,000	6,145,000
Eastman Chemical Co.	166,000	11,598,420
FMC Corp. (E)	150,000	8,554,500
LyondellBasell Industries N.V. (Class A)	225,000	14,240,250
Potash Corporation of Saskatchewan Inc. (E)	240,000	9,420,000
Praxair, Inc. (E)	150,000	16,731,000

		100,205,386

Gold & Precious Metals — 1.6%
SPDR Gold Trust (C)(E)	80,000	12,356,000

Industrial Metals — 2.1%
Freeport-McMoRan Copper & Gold Inc.	487,000	16,119,700

Mining — 0.5%
Peabody Energy Corp.	202,440	4,281,606

Utilities — 2.2%
National Fuel Gas Co.	100,000	6,135,000
New Jersey Resources Corp.	258,000	11,571,300

		17,706,300

Total Common Stocks (Cost $446,808,474)		$783,367,586

SCHEDULE OF INVESTMENTS (CONTINUED)

March 31, 2013

(unaudited)

	Principal/ Shares	Value (A)
Short-Term Investments — 0.9%
Money Market Account — 0.6%
M&T Bank, 0.15%	$4,929,600	$4,929,600

Money Market Funds — 0.3%
Fidelity Institutional Money Market - Money Market Portfolio (Institutional Class), 0.14% (D)	2,600,000	2,600,000
RBC U.S. Government Money Market (Institutional Class I), 0.01% (D)	10,000	10,000
Vanguard Federal Money Market, 0.01% (D)	10,000	10,000
Western Asset Institutional Government Reserves (Institutional Class), 0.05% (D)	10,000	10,000

		2,630,000

Total Short-Term Investments (Cost $7,559,600)		7,559,600

Securities Lending Collateral — 0.8%
(Cost $6,270,206)
Money Market Funds — 0.8%
Invesco Short-Term Investment Trust - Liquid Assets Portfolio (Institutional Class), 0.11% (D)	6,270,206	$6,270,206

Total Investments — 101.0% (Cost $460,638,280)		797,197,392
Cash, receivables, prepaid expenses and other assets, less liabilities — (1.0)%		(8,134,487)

Net Assets — 100.0%		$789,062,905

Notes:

(A)	Common Stocks are listed on the New York Stock Exchange or the NASDAQ and are valued at the last reported sale price on the day of valuation.
(B)	A portion of shares held are on loan.
(C)	Presently non-dividend paying.
(D)	Rate presented is as of period-end and represents the annualized yield earned over the previous seven days.
(E)	All or a portion of this security is pledged to cover open written call option contracts. Aggregate market value of such pledged securities is $43,140,009.
(F)	All or a portion of this security is pledged to collateralize open written put option contracts with an aggregate market value to deliver upon exercise of $26,503,575.

See accompanying notes.

SCHEDULE OF OUTSTANDING WRITTEN OPTION CONTRACTS

March 31, 2013

(unaudited)

Contracts (100 shares each)	Security	Strike Price	Contract Expiration Date	Value

COVERED CALLS
30	CF Industries Holdings, Inc.	245	May 13	$270
250	Exxon Mobil Corp.	95	Jul 13	15,250
83	FMC Corp.	65	Apr 13	1,245
250	Hess Corp.	57.50	May 13	393,750
250	Hess Corp.	60	May 13	335,000
500	Noble Energy, Inc.	125	May 13	32,500
250	Occidental Petroleum Corp.	92.50	May 13	1,250
200	Pioneer Natural Resources Co.	140	Apr 13	4,000
100	Pioneer Natural Resources Co.	145	Jun 13	13,500
195	Potash Corporation of Saskatchewan Inc.	48	Jun 13	1,170
300	Praxair, Inc.	115	Apr 13	12,000
625	Schlumberger Ltd.	87.50	Apr 13	1,875
150	SPDR Gold Trust	170	Apr 13	600
150	SPDR Gold Trust	172	May 13	1,950
150	SPDR Gold Trust	180	Jun 13	2,850
150	SPDR Gold Trust	168	Jul 13	16,500
150	SPDR Gold Trust	164	Sep 13	37,200
850	Transocean Ltd.	62.50	May 13	11,050

4,633				881,960

COLLATERALIZED PUTS
50	Baker Hughes, Inc.	37	Apr 13	400
168	CF Industries Holdings, Inc.	165	May 13	17,808
550	Dow Chemical Co.	29	Jun 13	30,250
750	E.I. du Point de Nemours and Co.	45	Apr 13	5,250
200	Eastman Chemical Co.	67.50	Jun 13	51,000
392	Halliburton Co.	36	Apr 13	3,528
400	Halliburton Co.	36	Jul 13	36,400
335	LyondellBasell Industries N.V. (Class A)	52.25	Jun 13	20,100
250	National Oilwell Varco, Inc.	65	May 13	23,000
300	Newfield Exploration Co.	22	Apr 13	16,500
225	Noble Corp.	35	Jun 13	22,275
250	Occidental Petroleum Corp.	70	May 13	9,000
250	Occidental Petroleum Corp.	72.50	May 13	16,000
625	Schlumberger Ltd.	60	Apr 13	2,500
50	SPDR Gold Trust	148	Apr 13	1,250
50	SPDR Gold Trust	150	May 13	5,550
50	SPDR Gold Trust	150	Jun 13	9,550

4,895				270,361

	Total Option Liability (Unrealized Gain of $227,124 on $1,379,445 Premiums Received)			$1,152,321

See accompanying notes.

NOTES TO SCHEDULES OF INVESTMENTS AND OUTSTANDING WRITTEN OPTION CONTRACTS (Unaudited)

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1. SIGNIFICANT ACCOUNTING POLICIES

Petroleum & Resources Corporation (the Fund) is registered under the Investment Company Act of 1940 as a non-diversified investment company. The Fund is an internally-managed closed-end fund emphasizing petroleum and other natural resource investments.

Security Transactions - Investment transactions are accounted for on the trade date. Gain or loss on sales of securities and options is determined on the basis of specific identification.

Security Valuation - The Fund's investments are reported at fair value as defined under accounting principles generally accepted in the United States of America. Investments in securities traded on national security exchanges are valued at the last reported sale price on the day of valuation. Over-the-counter and listed securities for which a sale price is not available are valued at the last quoted bid price. Short-term investments (excluding purchased options and money market funds) are valued at amortized cost, which approximates fair value. Purchased and written options are valued at the last quoted bid and asked price, respectively. Money market funds are valued at net asset value on the day of valuation.

Various inputs are used to determine the fair value of the Fund's investments. These inputs are summarized as follows:

  Level 1 -- fair value is determined based on market data obtained from independent sources; for example, quoted prices in active markets for identical investments,
  Level 2 -- fair value is determined using other assumptions obtained from independent sources; for example, quoted prices for similar investments,
  Level 3 -- fair value is determined using the Fund's own assumptions, developed based on the best information available in the circumstances.

The Fund's investments at March 31, 2013 were classified as follows:

	Level 1	Level 2	Level 3	Total
Stocks	$783,367,586	$--	$--	$783,367,586
Short-term investments	7,559,600	--	--	7,559,600
Securities lending collateral	6,270,206	--	--	6,270,206

Total investments	$797,197,392	$--	$--	$797,197,392

Written options	$(1,152,321)	$--	$--	$(1,152,321)

There were no transfers into or from Level 1 or Level 2 during the quarter ended March 31, 2013.

2. FEDERAL INCOME TAXES

For federal income tax purposes, the identified cost of securities at March 31, 2013 was $460,638,280 and net unrealized appreciation aggregated $336,559,112, of which the related gross unrealized appreciation and depreciation were $352,236,860 and $(15,677,748), respectively.

3. INVESTMENT TRANSACTIONS

The Fund's investment decisions are made by a committee of management, and recommendations to that committee are made by the research staff.

The Fund is subject to changes in the value of equity securities held (equity price risk) in the normal course of pursuing its investment objectives. The Fund may purchase and write option contracts to increase or decrease its equity price risk exposure or may write option contracts to generate additional income. Option contracts generally entail risks associated with counterparty credit, liquidity, and unfavorable equity price movements. The Fund has mitigated counterparty credit and liquidity risks by trading its options through an exchange. The risk of unfavorable equity price movements is limited for purchased options to the premium paid and for written options by writing only covered call or collateralized put option contracts, which require the Fund to segregate certain securities or cash at its custodian when the option is written.

When the Fund writes (purchases) an option, an amount equal to the premium received (paid) by the Fund is recorded as a liability (asset) and is subsequently marked to market daily in the Statement of Assets and Liabilities, with any related change recorded as an unrealized gain or loss in the Statement of Operations. Premiums received (paid) from unexercised options are treated as realized gains (losses) on the expiration date. Upon the exercise of written put (purchased call) option contracts, premiums received (paid) are deducted from (added to) the cost basis of the underlying securities purchased. Upon the exercise of written call (purchased put) option contracts, premiums received (paid) are added to (deducted from) the proceeds from the sale of underlying securities in determining whether there is a realized gain or loss.

4. PORTFOLIO SECURITIES LOANED

The Fund makes loans of securities to approved brokers to earn additional income. It receives as collateral cash deposits, U.S. Government securities, or bank letters of credit valued at 102% of the value of the securities on loan. The market value of the loaned securities is calculated based upon the most recent closing prices and any additional required collateral is delivered to the Fund on the next business day. Cash deposits are placed in a registered money market fund. The Fund accounts for securities lending transactions as secured financing and receives compensation in the form of fees or retains a portion of interest on the investment of any cash received as collateral. The Fund also continues to receive interest or dividends on the securities loaned. Gain or loss in the fair value of securities loaned that may occur during the term of the loan will be for the account of the Fund. At March 31, 2013, the Fund had securities on loan of $6,150,887 and held cash collateral of $6,270,206; additional collateral was delivered the next business day in accordance with the procedure described above. The Fund is indemnified by its lending agent for loss of loaned securities and has the right under the lending agreement to recover the securities from the borrower on demand.

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of the disclosure controls and procedures as of a date within 90 days of the filing date of this report.

(b) There have been no significant changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 ) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

The certifications of the principal executive officer and principal financial officer pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto as Form N-Q Certifications.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Petroleum & Resources Corporation

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 19, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mark E. Stoeckle
Mark E. Stoeckle
Chief Executive Officer
(Principal Executive Officer)

Date:	April 19, 2013

By:	/s/ Brian S. Hook
Brian S. Hook
Vice President, Chief Financial Officer and Treasurer
(Principal Financial Officer)

Date:	April 19, 2013